General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
General and Administrative Expenses [Abstract]
Schedule of general and administrative expenses
	Year ended December 31
	2020	2019
Professional services	538	310
Share base compensation	645	540
Insurance	47	-
Adverting and promotion	34	-
Rent and office maintenance	25	107
Levies and tolls	6	-
Depreciation	5	4
Other expenses	5	-
	1,305	961